================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Explanatory Note: The Registrant, Security Income Fund, contains four series. This filing on Form N-Q relates solely to the Capital Preservation Series.


================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.


                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES


                                                         PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                         ---------        ------
CORPORATE BONDS - 18.7%
AUTOMOTIVE - 1.2%
Adesa, Inc., 7.625% - 2012                            $   17,000      $   17,255
Affinia Group, Inc., 9.00% - 2014(3)                      30,000          25,200
Autonation, Inc., 9.00% - 2008                            23,000          25,127
Cooper Standard Auto, 8.375% - 2014                       35,000          27,650
Daimlerchrysler N.A., 7.375% - 2006
                                                       3,000,000       3,107,727
Dana Corporation, 7.00% - 2029                            37,000          32,323
Dura Operating Corporation, 8.625% - 2012                 21,000          18,900
Ford Motor Company, 7.45% - 2031                           4,000           3,339
Sonic Automotive, Inc., 8.625% - 2013                     23,000          23,230
TRW Automotive, Inc., 11.00% - 2013                       54,000          62,100
United Auto Group, Inc., 9.625% - 2012                    39,000          41,633
United Rentals N.A., Inc., 7.00% - 2014                   44,000          41,910
Williams Scotsman, Inc., 9.875% - 2007                    54,000          54,270
                                                                      ----------
                                                                       3,480,664
                                                                      ----------

BANKING - 0.0%
E*Trade Financial Corporation, 8.00% - 2011               25,000          26,312
                                                                      ----------

BROKERAGE - 1.0%
Morgan Stanley, 3.875% - 2009
                                                       3,000,000       2,961,924
                                                                      ----------

BUILDING MATERIALS - 0.0%
Dayton Superior Corporation, 10.75% - 2008                28,000          29,120
                                                                      ----------

CAPITAL GOODS - OTHER - 0.0%
H&E Equipment/Finance, 11.125% - 2012                     31,000          34,177
Huntsman Adv Materials, 11.00% - 2010                     37,000          41,810
                                                                      ----------
                                                                          75,987
                                                                      ----------

CHEMICALS - 0.2%
ARCO Chemical Company, 9.80% - 2020                       85,000          95,200
Geo Specialty Chemicals, Floater, 2009                    29,000          29,000
Hercules, Inc., 6.75% - 2029                              21,000          20,370
Huntsman LLC, 11.625% - 2010                              45,000          52,706
IMC Global, Inc.:
     10.875% - 2013                                       30,000          35,175
     7.375% - 2018                                        18,000          18,000
ISP Chemco, 10.25% - 2011                                 52,000          56,680
Millennium America, Inc., 9.25% - 2008                    55,000          59,537
Omnova Solutions, Inc., 11.25% - 2010                     50,000          52,500
UAP Holding Corporation, 0.00% - 2012(1)                  26,000          21,320
Westlake Chemical Corporation, 8.75% - 2011               14,000          15,225
                                                                      ----------
                                                                         455,713
                                                                      ----------

COMMUNICATIONS - OTHER - 0.1%
Nortel Networks Corporation, 6.875% - 2023                31,000          28,985
Nortel Networks, Ltd., 6.125% - 2006                      63,000          63,394
Qwest Services Corporation:
     13.50% - 2010                                        36,000          41,580
     14.00% - 2014                                         9,000          10,913
                                                                      ----------
                                                                         144,872
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                      -----------     ---------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION MACHINERY - 0.0%
Columbus McKinnon Corporation, 10.00% - 2010          $   25,000      $   27,125
Erico International Corporation, 8.875% - 2012            20,000          20,300
                                                                      ----------
                                                                          47,425
                                                                      ----------

CONSUMER CYCLICAL - OTHER - 0.0%
AAC Group Holding Corporation, 0.00% - 2012(1, 3)          5,000           3,375
UGS Corporation, 10.00% - 2012                            30,000          33,300
                                                                      ----------
                                                                          36,675
                                                                      ----------

CONSUMER NONCYCLICAL - OTHER - 0.0%
Cornell Companies, Inc., 10.75% - 2012                    30,000          31,125
                                                                      ----------

CONSUMER PRODUCTS - 0.0%
Gregg Appliances, Inc., 9.00% - 2013(3)                   17,000          15,937
Jafra Cosmetics/Distribution, 10.75% - 2011               40,000          44,800
Vitro Envases Norte America, 10.75% - 2011(3)              6,000           5,820
Xerox Capital Trust I, 8.00% - 2027                       23,000          23,805
                                                                      ----------
                                                                          90,362
                                                                      ----------

DIVERSIFIED MANUFACTURING - 0.0%
Avondale Mills, Inc., 10.093% - 2012(2, 3)                15,000          14,100
                                                                      ----------

ELECTRIC - 5.1%
AES Corporation, 8.75% - 2013(3)                          50,000          55,875
Allegheny Energy Supply Company, LLC:
     10.25% - 2007(3)                                     23,000          25,300
     13.00% - 2007(3)                                     18,000          19,867
     8.25% - 2012(3)                                      65,000          72,800
Ameren Corporation, 4.263% - 2007
                                                       1,250,000       1,251,050
American Electric Power, 4.709% - 2007
                                                       1,000,000       1,007,894
CMS Energy Corporation:
     9.875% - 2007                                        54,000          58,860
     8.50% - 2011                                         39,000          43,485
DPL, Inc., 6.875% - 2011                                  34,000          36,720
Dominion Resources, Inc., 4.125% - 2008
                                                       2,800,000       2,788,064
FirstEnergy Corporation, 5.50% - 2006
                                                       3,000,000       3,051,396
Mission Energy Holding, 13.50% - 2008                     20,000          23,750
NRG Energy, Inc., 8.00% - 2013(3)                         66,000          69,630
Northwestern Corporation, 5.875% - 2014(3)                14,000          14,350
PSEG Energy Holdings:
     10.00% - 2009                                        53,000          59,493
     8.50% - 2011                                         34,000          37,060
PacifiCorp Australia, 6.15% - 2008(3)
                                                       3,000,000       3,141,144
Xcel Energy, Inc., 3.40% - 2008
                                                       3,000,000       2,923,719
                                                                      ----------
                                                                      14,680,457
                                                                      ----------

ENERGY - INDEPENDENT - 0.0%
El Paso Production Holding Company, 7.75% - 2013          34,000          36,295
Stone Energy Corporation, 8.25% - 2011                    57,000          59,708

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES


                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                        ---------     ----------
CORPORATE BONDS (CONTINUED)
ENERGY - INDEPENDENT (CONTINUED)
Whiting Petroleum Corporation:
     7.25% - 2012                                      $   10,000     $   10,250
     7.25% - 2013                                           4,000          4,080
                                                                      ----------
                                                                         110,333
                                                                      ----------

ENERGY - OTHER - 1.1%
Duke Energy Field Services Corporation, 5.75% - 2006    3,000,000      3,059,997
                                                                      ----------

ENTERTAINMENT - 0.0%
AMC Entertainment, Inc. - 8.00% - 2014                     46,000         40,825
NCL Corporation, 11.625% - 2014(3)                         21,000         22,102
Universal City Development, 11.75% - 2010                  44,000         50,490
                                                                      ----------
                                                                         113,417
                                                                      ----------

ENVIRONMENTAL - 0.1%
Allied Waste Industries:
     9.25% - 2021                                          20,000         20,250
     7.40% - 2035                                          31,000         26,660
Allied Waste North America:
     5.75% - 2011                                          50,000         46,750
     9.25% - 2012                                          37,000         39,960
Tembec Industries, Inc.:
     8.625% - 2009                                         46,000         37,490
     8.50% - 2011                                          78,000         60,255
                                                                      ----------
                                                                         231,365
                                                                      ----------

FINANCIAL - OTHER - 0.0%
TIG Holdings, Inc., 8.597% - 2027(3)                       34,000         27,540
Triad Acquisition, 11.125% - 2013(3)                       13,000         13,163
                                                                      ----------
                                                                          40,703
                                                                      ----------

FINANCIAL COMPANIES - CAPTIVE - 0.0%
AmeriCredit Corporation, 9.25% - 2009                      61,000         64,965
                                                                      ----------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.4%
Ford Motor Credit Company, 7.25% - 2011                    41,000         39,453
General Motors Acceptance Corporation:
     4.13% - 20072                                         36,000         34,914
     6.125% - 2007                                          9,000          8,907
     6.875% - 2011                                         12,000         11,077
     6.75% - 2014                                          26,000         23,262
     8.00% - 2031                                         124,000        110,651
MBNA Corporation, 4.625% - 2008
                                                        3,675,000      3,725,083
                                                                      ----------
                                                                       3,953,347
                                                                      ----------

FOOD & BEVERAGE - 2.2%
Agrilink Foods, Inc., 11.875% - 2008                       24,000         24,810
Burns Philp Cap Pty/Us, 10.75% - 2011                      32,000         35,280
Cadbury Schweppes US Finance, 3.875% - 2008(3)          3,000,000      2,958,072
Eircom Funding, 8.25% - 2013                               28,000         30,380
Kraft Foods, Inc., 5.25% - 2007                         3,000,000      3,058,359
Pinnacle Foods Holding, 8.25% - 2013                       17,000         15,215

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES


                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                       ----------     ----------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGE (CONTINUED)
Swift & Company:
     10.125% - 2009                                    $   27,000     $   29,430
     12.50% - 2010                                         10,000         11,163
Viskase Companies, Inc., 11.50% - 2011                     30,000         32,400
                                                                      ----------
                                                                       6,195,109
                                                                      ----------

GAMING - 0.2%
155 E Tropicana LLC, 8.75% - 2012(3)                       25,000         24,313
Aztar Corporation, 7.875% - 2014                           41,000         43,357
Caesars Entertainment:
     9.375% - 2007                                         22,000         23,650
     8.875% - 2008                                         21,000         23,441
Jacobs Entertainment, 11.875% - 2009                      108,000        116,505
MGM Mirage, Inc.:
     9.75% - 2007                                          25,000         27,094
     8.375% - 2011                                         49,000         53,410
MTR Gaming Group, Inc., 9.75% - 2010                       14,000         15,190
Poster Financial Group, 8.75% - 2011                       34,000         34,595
Premier Entertainment Biloxi/Finance, 10.75% - 2012        33,000         32,010
Resort International Hotel/Casino, 11.50% - 2009           32,000         36,440
Wheeling Island Gaming, 10.125% - 2009                     16,000         16,960
Wynn Las Vegas LLC/Corporation, 6.625% - 2014(3)           32,000         31,120
                                                                      ----------
                                                                         478,085
                                                                      ----------

HEALTH CARE - 0.0%
Hanger Orthopedic Group, 10.375% - 2009                     8,000          7,380
Healthsouth Corporation, 10.75% - 2008                     30,000         31,200
InSight Health Services Corporation, 9.875% - 2011         13,000         10,140
Tenet Healthcare Corporation:
     6.375% - 2011                                         12,000         11,430
     9.25% - 2015(3)                                       58,000         60,175
                                                                      ----------
                                                                         120,325
                                                                      ----------

HOME CONSTRUCTION - 0.1%
Beazer Homes USA, Inc.:
     8.625% - 2011                                         22,000         23,320
     8.375% - 2012                                         27,000         28,957
K. Hovnanian Enterprises, 8.875% - 2012                    31,000         33,557
Schuler Homes, 10.50% - 2011                               37,000         40,793
Tech Olympic USA, Inc.:
     7.50% - 2011                                          22,000         20,460
     10.375% - 2012                                        46,000         48,070
                                                                      ----------
                                                                         195,157
                                                                      ----------

INSURANCE - LIFE - 1.1%
Atlantic Mutual Insurance Company, 8.15% - 2028(3)         59,000         38,975
Cigna Corporation, 7.40% - 2007                         3,000,000      3,164,469
                                                                      ----------
                                                                       3,203,444
                                                                      ----------

INSURANCE - PROPERTY & CASUALTY - 0.5%
Safeco Corporation, 4.20% - 2008                        1,500,000      1,493,681
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                     PRINCIPAL      MARKET
                                                       AMOUNT       VALUE
                                                     ---------    --------
CORPORATE BONDS (CONTINUED)
LODGING - 0.0%
Starwood Hotels & Resorts, 7.375% - 2015             $ 25,000     $ 27,812
                                                                  --------

MEDIA - CABLE - 0.1%
CSC Holdings, Inc.:
     7.875%, 2007                                      41,000       42,332
     7.25% - 2008                                      17,000       17,042
Cablevision Systems Corporation, 7.89% - 2009(2)       22,000       22,055
Echostar DBS Corporation, 6.625% - 2014                19,000       18,762
Mediacom LLC/Capital Corporation, 9.50% - 2013         30,000       29,925
Renaissance Media Group, 10.00% - 2008(1)              18,000       17,820
Shaw Communications, Inc., 8.25% - 2010                54,000       59,940
Sinclair Broadcast Group, Inc.:
     8.75% - 2011                                      76,000       79,800
     8.00% - 2012                                      10,000       10,250
                                                                  --------
                                                                   297,926
                                                                  --------

MEDIA - NONCABLE - 0.1%
Bear Creek Corporation, 8.33% - 2012(2, 3)             12,000       11,640
Cenveo Corporation, 7.875% - 2013                      33,000       31,350
Dex Media Finance/East LLC, 12.125% - 2012             92,000      110,170
Primedia, Inc.:
     8.643% - 2010(2)                                  43,000       44,935
     8.875% - 2011                                     29,000       30,378
RH Donnelley Finance Corporation, 10.875% - 2012       27,000       31,388
                                                                  --------
                                                                   259,861
                                                                  --------

METALS & MINING - 0.1%
Ispat Inland ULC, 9.75% - 2014                         38,000       44,270
Luscar Coal, Ltd., 9.75% - 2011                        37,000       40,700
Neenah Corporation, 11.00% - 2010(3)                   51,000       55,335
Oregon Steel Mills, Inc., 10.00% - 2009                21,000       22,628
Sheffield Steel Corporation, 11.375% - 2011            20,000       19,400
Trimas Corporation, 9.875% - 2012                      40,000       33,600
United States Steel Corporation, 9.75% - 2010          41,000       44,280
                                                                  --------
                                                                   260,213
                                                                  --------

OIL FIELD SERVICES - 0.1%
Newpark Resources, Inc., 8.625% - 2007                 40,000       39,600
Petroleum Geo-Services, 10.00% - 2010                  89,000       99,680
Secunda International, Ltd., 11.141% - 2012(2)         21,000       20,475
                                                                  --------
                                                                   159,755
                                                                  --------

PACKAGING - 0.0%
Crown Euro Holdings S.A., 10.875% - 2013               21,000       24,675
                                                                  --------

PAPER - 0.1%
Caraustar Industries, Inc., 9.875% - 2011              18,000       18,135
Cascades, Inc., 7.25% - 2013                           39,000       38,122
Constar International, Inc., 6.643% - 2012(2, 3)       15,000       14,325

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES



                                                    PRINCIPAL      MARKET
                                                     MOUNT         VALUE
                                                  -----------   ----------
CORPORATE BONDS (CONTINUED)
PAPER (CONTINUED)
Georgia-Pacific Corporation:
     9.375% - 2013                                $   41,000     $   46,381
     8.00% - 2024                                     51,000         58,650
                                                                 ----------
                                                                    175,613
                                                                 ----------

PHARMACEUTICALS - 0.0%
Biovail Corporation, 7.875% - 2010                    33,000         33,742
                                                                 ----------

PIPELINES - 0.1%
Dynegy Holdings, Inc., 9.875% - 2010(3)               40,000         44,200
Southern Natural Gas, 8.875% - 2010                   33,000         36,199
Williams Companies, Inc.:
     8.125% - 2012                                    53,000         60,155
     8.75% - 2032                                     24,000         28,830
                                                                 ----------
                                                                    169,384
                                                                 ----------

RAILROADS - 0.1%
Kansas City Southern Railway Company:
     9.50% - 2008                                     59,000         64,310
     7.50% - 2009                                     20,000         20,650
TFM S.A. de C.V.:
     10.25% - 2007                                    58,000         62,060
     9.375% - 2012(3)                                 35,000         36,400
     12.50% - 2012                                    19,000         22,230
                                                                 ----------
                                                                    205,650
                                                                 ----------

REAL ESTATE INVESTMENT TRUSTS - 1.9%
BF Saul Reit, 7.50% - 2014                            21,000         21,735
PXRE Capital Trust I, 8.85% - 2027                    31,000         32,145
Simon Property Group LP, 7.125% - 2007             5,000,000      5,273,705
                                                                 ----------
                                                                  5,327,585
                                                                 ----------

REFINING - 0.0%
Citgo Petroleum Corporation, 6.00% - 2011             40,000         39,900
                                                                 ----------

RESTAURANTS - 0.0%
Restaurant Company, 11.25% - 2008(1)                115,814        114,656
                                                                 ----------

RETAILERS - 0.1%
Foot Locker, Inc., 8.50% - 2022                       25,000         27,438
General Nutrition Center, 8.625% - 2011(3)             6,000          5,550
Petro Stopping Center/Financial, 9.00% - 2012         34,000         34,170
Rite Aid Corporation, 11.25% - 2008                  123,000        129,919
Toys 'R' Us, Inc., 7.375% - 2018                      21,000         17,010
                                                                 ----------
                                                                    214,087
                                                                 ----------

SERVICES - 0.0%
Allied Security Escrow, 11.375% - 2011                22,000         21,450
Brickman Group, Ltd., 11.75% - 2009                   26,000         29,445
                                                                 ----------
                                                                     50,895
                                                                 ----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES



                                                              PRINCIPAL       MARKET
                                                               AMOUNT         VALUE
                                                            -----------    -----------
CORPORATE BONDS (CONTINUED)
TECHNOLOGY - 0.1%
Activant Solutions, Inc.:
     9.10% - 2010(2, 3)                                     $   13,000     $   13,455
     10.50% - 2011                                              28,000         30,380
Legrand S.A., 8.50% - 2025                                      20,000         24,200
Lucent Technologies:
     7.25% - 2006                                               42,000         42,945
     6.45% - 2029                                               55,000         49,225
Sanmina-Sci Corporation:
     10.375% - 2010                                             42,000         46,620
     6.75% - 2013(3)                                            66,000         63,030
                                                                           ----------
                                                                              269,855
                                                                           ----------

TELECOMMUNICATIONS - WIRELESS - 0.1%
Airgate PCS, Inc., 6.891% - 2011(2)                             50,000         51,125
Axtel S.A., 11.00% - 2013                                       20,000         21,800
Insight Midwest/Insight Capital, 9.75% - 2009                   20,000         20,725
Intelsat Bermuda, Ltd., 7.805% - 2012(2, 3)                     22,000         22,385
Millicom International Cellular S.A., 10.00% - 2013             42,000         41,790
Nextel Communications:
     5.95% - 2014                                               34,000         35,318
     7.375% - 2015                                              65,000         70,200
Nextel Partners, Inc., 8.125% - 2011                            27,000         29,295
Securus Technologies, Inc., 11.00% - 2011(3)                    18,000         15,210
                                                                           ----------
                                                                              307,848
                                                                           ----------

TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation:
     9.05% - 2011(1)                                            37,000         42,642
     9.75% - 2031(2)                                            37,000         48,146
Cincinnati Bell, Inc.:
     7.25% - 2013                                                9,000          9,450
     8.375% - 2014                                              71,000         72,775
MCI, Inc., 8.735% - 2014(1)                                     40,000         44,850
Qwest Corporation:
     6.671% - 2013(2, 3)                                        10,000         10,238
     7.25% - 2025                                               42,000         39,270
                                                                           ----------
                                                                              267,371
                                                                           ----------

TEXTILE - 0.0%
Collins & Aikman Floor Cover, 9.75% - 2010                     121,000        125,235
                                                                           ----------

TOBACCO - 0.0%
Alliance One International, Inc., 11.00% - 2012(3)              21,000         21,630
                                                                           ----------

TRANSPORTATION - OTHER - 1.0%
CP Ships, Ltd., 10.375% - 2012                                  35,000         39,200
TTX Company, 3.875% - 2008(3)
                                                             3,000,000      2,944,656
                                                                           ----------
                                                                            2,983,856
                                                                           ----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES



                                                    PRINCIPAL          MARKET
                                                      AMOUNT           VALUE
                                                   ------------     ------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION SERVICES - 0.4%
Erac USA Finance Company, 7.35% - 2008(3)          $  1,000,000     $  1,078,950
Ship Finance International, Ltd., 8.50% - 2013           46,000           43,758
Stena AB, 9.625% - 2012                                  20,000           21,800
                                                                    ------------
                                                                       1,144,508
                                                                    ------------
TOTAL CORPORATE BONDS
     (cost $53,876,891)                                               53,816,721
                                                                    ------------

U.S. GOVERNMENT SECURITIES - 72.5%
U.S. Treasury Notes:
     2.50% - 2006                                   100,000,000       99,074,200
     3.50% - 2007                                    54,000,000       53,835,462
     3.75% - 2008                                    55,000,000       55,120,340
                                                                    ------------
                                                                     208,030,002
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $208,139,622)                                             208,030,002
                                                                    ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 1.9%
Federal National Mortgage Association,
     2003-23 AD, 4.50% - 2017
                                                      5,470,966        5,469,823
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $5,476,095)                                                 5,469,823
                                                                    ------------

ASSET BACKED SECURITIES - 2.6%
Credit Based Asset Servicing & Securitization,
     2004-CB4 A4, 5.50% - 2035
                                                      7,300,000        7,505,142
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
     (cost $7,387,543)                                                 7,505,142
                                                                    ------------
TOTAL INVESTMENTS - 95.7%
     (cost $274,880,151)                                             274,821,688
CASH & OTHER ASSETS, LESS LIABILITIES - 4.3%                          12,362,631
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $287,184,319
                                                                    ============


The identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes.

(1) Security is a step bond.  Rate indicated is rate effective at June 30, 2005.
(2) Variable rate security.  Rate indicated is rate effective at June 30, 2005.
(3) Security is a 144A security. The total market value of 144A securities is $10,975,862 (cost $11,021,018), or 3.8% of total net assets.
Effective close of business June 29, 2005, Security Income Fund - Capital Preservation Series terminated its participation in a master-feeder structure with the PreservatonPlus Income Portfolio. Security Management Company assumed investment management responsibilities of the assets on June 30, 2005.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

         SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2.       CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY INCOME FUND

                                        By:  Michael G. Odlum
                                             --------------------------------
                                             Michael G. Odlum, President

                                        Date:    August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By:  Michael G. Odlum
                                             --------------------------------
                                             Michael G. Odlum, President

                                        Date:    August 26, 2005


                                        By:  Brenda M. Harwood
                                             --------------------------------
                                             Brenda M. Harwood, Treasurer

                                        Date:    August 26, 2005